Convertible Preference Share Liabilities (Details) - Schedule of Convertible Preference Share Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 01, 2023	Dec. 01, 2022
Schedule Of Convertible Preference Share Liabilities Abstract
At January 1, 2023
At January 1, 2023
Convertible preference share liabilities issued	25,000
Convertible preference share liabilities issued	$ 14,067,712
Convertible preference share liabilities exercised	(7,000)	560,000
Convertible preference share liabilities exercised	$ (5,214,962)
Change in fair value
Change in fair value	$ (1,085,512)
At December 31, 2023	18,000
At December 31, 2023	$ 7,767,238